Schedule of Investments
November 30, 2025 (unaudited)
Monteagle Enhanced Equity

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 87.97%

Banks - 5.83%
Bank of America Corp.			9,000	482,850
Fifth Third Bancorp			8,000	347,680

				830,530

Capital Goods - 3.12%
General Dynamics Corp.			1,300	444,119

Computer Peripheral Equipment, NEC - 3.34%
Palo Alto Networks, Inc. (2)			2,500	475,325

Crude Petroleum & Natural Gas - 1.89%
EOG Resources, Inc.			2,500	269,625

Consumer Discretionary Distribution & Retail - 4.58%
Amazon.com, Inc. (2)			2,800	653,016

Consumer Durables & Apparel - 2.97%
Lululemon Athletica, Inc. (2)			2,300	423,614

Data & Transaction Processing - 1.29%
Fiserv, Inc. (2)			3,000	184,410

Financial Services - 4.75%
Apollo Global Management, Inc.			3,000	395,550
CME Group, Inc.			1,000	281,460

				677,010

Electric Utilities - 3.45%
NextEra Energy, Inc.			5,700	491,853

Food, Beverage & Tobacco - 2.57%
The Coca-Cola Co.			5,000	365,600

Health Care Equipment & Services - 2.08%
UnitedHealth Group, Inc.			900	296,793

Industrial Products - 2.70%
Honeywell International, Inc.			2,000	384,380

Internet - 5.62%
Alphabet, Inc.			2,500	800,450

Materials - 2.59%
Linde plc (United Kingdom)			900	369,288

Oil & Gas - 4.87%
Enterprise Products Partners, L.P.			9,500	311,030
Exxon Mobil Corp.			3,300	382,536

				693,566

Pharmaceutical Preparations - 1.80%
Zoetis, Inc. (2)			2,000	256,360

Pharmaceuticals, Biotechnology & Life Science - 2.16%
Merk & Co., Inc.			2,000	209,660
Novo-Nordisk A/S-Spons ADR (2)			2,000	98,700

				308,360

Retail-Variety Stores - 1.91%
Target Corp.			3,000	271,860

Semiconductors & Semiconductor Equipment - 6.71%
NVDIA Corp.			3,500	619,500
Qualcomm, Inc.			2,000	336,180

				955,680

Services-Computer Programming, Data Processing, Etc. - 3.64%
Meta Platforms, Inc. (2)			800	518,360

Software & Services - 9.67%
Accenture plc			1,700	425,000
Microsoft Corp.			1,000	492,010
Salesforce, Inc.			2,000	461,080

				1,378,090

Surgical & Medical Instruments & Apparatus - 4.02%
Intuitive Surgical, Inc. (2)			1,000	573,480

Technology Hardware & Equipment - 3.72%
Apple, Inc			1,900	529,815

Transportation - 2.69%
United Parcel Service			4,000	383,160

Total Common Stock			(Cost $ 12,268,681)	12,534,744

Exchange Traded Funds - 5.28%

SPDR S&P 500 ETF Trust			1,100	751,729

Total Exchange Traded Funds			(Cost $ 721,033)	751,729

Money Market Registered Investment Companies - 0.56%

Federated Hermes Government Obligations Fund - Institutional Class - 3.82% (3)			78,080	78,080

Total Money Market Registered Investment Companies			(Cost $ 78,080)	78,080

Total Investments - 93.81%			(Cost $ 13,926,672)	13,364,553

Other Assets Less Liabilities - 6.19%				884,694

Total Net Assets - 100.00%				14,249,247

Options

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)
Call Options Written
Intuitive Surgical, Inc., Call @ $605.00	-10	12/12/2025	(605,000)	(2,450)
Apollo Global Management, Inc., Call @ $145.00	-30	11/28/2025	(435,000)	(60)
General Dynamics Corp., Call @ $355.00	-13	12/26/2025	(461,500)	(2,893)
Microsoft Corp., Call @ $540.00	-10	12/19/2025	(540,000)	(520)
Accenture plc, Call @ $275.00	-17	12/19/2025	(467,500)	(6,375)
NextEra Energy, Inc., Call @ $87.00	-57	12/26/2025	(495,900)	(11,742)
CME Group Inc., Call @ $290.00	-10	12/19/2025	(290,000)	(2,410)
Palo Alto Networks, Inc., Call @ $245.00	-25	11/28/2025	(612,500)	(1,325)
Salesforce, Inc., Call @ $300.00	-20	11/28/2025	(600,000)	(40)
SPDR S&P 500 ETF, Call @ $680.00	-11	12/19/2025	(748,000)	(12,694)
Target Corp., Call @ $90.00	-30	12/12/2025	(270,000)	(10,530)
Amazon.com, Inc., Call @ $275.00	-25	12/12/2025	(687,500)	(100)
United Parcel Service, Inc., Call @ $96.00	-40	12/12/2025	(384,000)	(7,560)
Apple Inc., Call @ $300.00	-19	12/19/2025	(570,000)	(722)

Total Call Options Written	-317		(7,166,900)	(59,421)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (9)
Level 1 - Quoted Prices			$13,364,553	$0
Level 2 - Other Significant Observable Inputs			-	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$13,364,553	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at November 30, 2025.